FINANCIAL RISK MANAGEMENT ACTIVITIES - Environmental Obligations (Details) - 96 months ended Dec. 31, 2021 - Environmental obligations $ in Millions, $ in Millions	AUD ($)	USD ($)
Iduapriem
Disclosure of other provisions [line items]
Carrying value of liability		$ 54.0
Cash component of bond		11.0
Bond guarantees issued by banks		39.0
Obuasi
Disclosure of other provisions [line items]
Carrying value of liability		217.0
Cash component of bond		21.0
Bond guarantees issued by banks		30.0
Obuasi | Stanbic Bank Ghana Limited
Disclosure of other provisions [line items]
Bond guarantees issued by banks		13.0
Obuasi | United Bank for Africa Ghana Limited
Disclosure of other provisions [line items]
Bond guarantees issued by banks		$ 17.0
Australia
Disclosure of other provisions [line items]
Payments to environment fund	$ 10.0
Carrying value of liability	$ 138.0